ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts payable and accrued expenses
Trade accounts payable	$ 52,169	$ 52,226	$ 48,962	$ 35,662
Accrued Interest	26,698	2,150	3,387	208
Payroll and related expenses	7,275	14,089	10,889	4,758
Deferred and unearned revenues	9,308	7,497	8,016	4,270
Cash access Processing and related expenses	3,535	8,861	4,414	4,300
Accrued Taxes	1,999	4,436	3,195	1,024
Other	15,711	24,284	25,805	3,379
Total accounts payable and accrued expenses	$ 36,712	$ 113,543	$ 104,668	$ 53,601